Schedule of Business Revenue and Profits (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Disaggregation of Revenue [Line Items]
Revenue	$ 13,101		$ 50,042
Cost of Revenue	11,592		44,671
Gross Profit	1,509	$ 3,689	5,371	$ 19,609
Protein Products [Member]
Disaggregation of Revenue [Line Items]
Revenue	12,000		49,468
Cost of Revenue	10,875		44,354
Gross Profit	1,125		5,114
Energy Drinks [Member]
Disaggregation of Revenue [Line Items]
Revenue	1,101		574
Cost of Revenue	717		317
Gross Profit	$ 384		$ 257